Operating Segments (Details) - Schedule of Revenue, Results, Assets, Liabilities and Other Information by Business Segment - MYR (RM)	Dec. 31, 2023	Jun. 30, 2023
Assets
Segment assets	RM 268,750,949	RM 395,682,815
Deferred tax assets and tax recoverable	20,849	20,849
Total assets	268,771,798	395,703,664
Liabilities
Segment liabilities	162,336,400	58,452,861
Deferred tax liabilities and tax payable	5,269,719	18,413,046
Total liabilities	167,606,119	76,865,907
IoT [Member]
Assets
Segment assets	217,842,159	364,549,780
Deferred tax assets and tax recoverable	20,849	20,849
Total assets	217,863,008	364,570,629
Liabilities
Segment liabilities	1,032,716	36,181,129
Deferred tax liabilities and tax payable	5,247,332	18,400,243
Total liabilities	6,280,048	54,581,372
Investment holding and others [Member]
Assets
Segment assets	50,908,790	31,133,035
Deferred tax assets and tax recoverable
Total assets	50,908,790	31,133,035
Liabilities
Segment liabilities	161,303,684	22,271,732
Deferred tax liabilities and tax payable	22,387	12,804
Total liabilities	RM 161,326,071	RM 22,284,536